SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	6 Months Ended
Feb. 28, 2021
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	February 28, 2021	February 29, 2020

Amounts receivable, prepaid expenses and other assets	$(124)	$179
Payment of bank advisory fees[1]	(2,890)	—
Accounts payable and other liabilities	76	(750)
	$(2,938)	$(571)
[1]These amounts were disclosed as a financing cash flow in the period ended November 30, 2020 and have been reclassified to be included within operating activities in the current period.